Shareholders' Equity - Additional Information (Details) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended
	Feb. 28, 2020	Jul. 03, 2019	Jun. 30, 2020	Sep. 26, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 03, 2020	Feb. 21, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Ordinary Shares Representing One American Depositary Share			100	100	100		100
Gross proceeds							$ 19,053,960	$ 1,473,828
2020 Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount available under the share purchase commitment facility			$ 30,000,000		$ 30,000,000		30,000,000
Aspire Capital Fund LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance			$ 30,000,000	$ 20,000,000			$ 10,360,254
Number of Shares to be Issued			40,760,900		40,760,900		40,760,900
Percentage Of Volume Weighted Average Price Indicating Purchase Price			97.00%	97.00%
Stock Issued During Period, Shares, New Issues				30,000,000			536,666,700
Sale of Stock, Number of Shares Issued in Transaction				25,000,000
Gross proceeds							$ 500,000
Amount available under the share purchase commitment facility			$ 371,621		$ 371,621		371,621
Fair value of commitment shares			900,000		900,000		900,000
Aspire Capital Fund LLC [Member] | 2020 Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance							30,000,000
Amount available under the share purchase commitment facility			$ 30,000,000		$ 30,000,000		$ 30,000,000
American Depositary Share [Member] | Aspire Capital Fund LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares to be Issued			150,000	150,000	150,000		150,000
Sale of Stock, Description of Transaction			30% of the aggregate shares of the Company's ADSs traded on its principal market on the next trading day (the "VWAP Purchase Date"), subject to a maximum number of 250,000 ADSs	30% of the aggregate shares of the Company's ADSs traded on its principal market on the next trading day (the "VWAP Purchase Date"), subject to a maximum number of 250,000 ADSs.
Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			$ 604,365		$ 604,365		$ 604,365
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition							2 years 3 months 18 days
July 2019 Registered Direct Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance		$ 4,500,000
Sale of Stock, Price Per Share		$ 1.90
Stock Issued During Period, Shares, New Issues		2,368,392
July 2019 Registered Direct Offering [Member] | Investor Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares)		1,184,213
Exercise price of warrants (in dollars per ADS)		$ 3.00
July 2019 Registered Direct Offering [Member] | Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares)		177,629
Exercise price of warrants (in dollars per ADS)		$ 2.85
July 2019 Registered Direct Offering [Member] | Aspire Capital Fund LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share issue price (in dollars per ADS)		$ 1.90
February 2020 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance	$ 9,500,000
Sale of Stock, Price Per Share	$ 1.70
Stock Issued During Period, Shares, New Issues	5,620,296
February 2020 Private Placement [Member] | Paulson Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares)		1,361,842
February 2020 Private Placement [Member] | Investor Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares)										2,810,136
Exercise price of warrants (in dollars per ADS)		$ 3.00								$ 2.20
February 2020 Private Placement [Member] | Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares)									449,623
Exercise price of warrants (in dollars per ADS)		$ 2.85							$ 2.55
Employees And Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross					$ 63,330	$ 410,000	$ 163,834	$ 804,000
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							344,747,462
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized							232,098,427
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years
2014 Equity Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							1 year
2014 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
American Depositary Share [Member] | Aspire Capital Fund LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Issued for Services			$ 30,000,000	$ 20,000,000
Sale of Stock, Price Per Share			$ 0.25	$ 0.25	$ 0.25		$ 0.25